Goodwill and intangible assets (Finite-Lived and Indefinite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (102,283)	$ (77,244)
Intangible Assets Total, Gross carrying amount	397,635	334,663
Intangible Assets Total, Net amortizable intangibles	295,352	257,419
Amortization period (in years)	14 years
Impairment of intangible assets	0	1,161	0
Trademark [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	5,230	5,230
Customer relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	283,171	241,358
Accumulated amortization	(67,435)	(49,766)
Net amortizable intangibles	215,736	191,592
Patents and technology [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	33,843	19,780
Accumulated amortization	(6,510)	(4,360)
Net amortizable intangibles	27,333	15,420
Non-compete agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,577	5,880
Accumulated amortization	(5,108)	(4,420)
Net amortizable intangibles	1,469	1,460
Trade names [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	46,654	40,255
Accumulated amortization	(11,948)	(8,680)
Net amortizable intangibles	34,706	31,575
Distributor relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,160	22,160
Accumulated amortization	(11,282)	(10,018)
Net amortizable intangibles	$ 10,878	$ 12,142
Minimum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Minimum [Member] | Customer relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	4 years	4 years
Minimum [Member] | Patents and technology [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	5 years	5 years
Minimum [Member] | Non-compete agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	3 years	3 years
Minimum [Member] | Trade names [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	10 years	10 years
Minimum [Member] | Distributor relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	8 years	8 years
Maximum [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	17 years
Maximum [Member] | Customer relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	15 years	15 years
Maximum [Member] | Patents and technology [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	17 years	17 years
Maximum [Member] | Non-compete agreements [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	6 years	6 years
Maximum [Member] | Trade names [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	15 years	15 years
Maximum [Member] | Distributor relationships [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Amortization period (in years)	15 years	15 years